CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Additional paid-in capital	Other	Accumulated deficit	Exchange differences arising on translation of foreign operations	Credit risks changes in financial instrument-Preferred shares	Treasury shares	Capital stock
Beginning balance at Dec. 31, 2020	$ (35,743)	$ 125	$ 946	$ (67,221)	$ 567	$ 0	$ 0	$ 29,840
Net income (loss)	(156,852)			(156,852)
Other comprehensive income (loss)	41			(24)	123	(58)
Total comprehensive income (loss)	(156,811)			(156,876)	123	(58)
Share-based payment transactions	1,782		1,782
Employee stock options exercised	330	183	(165)					312
Ending balance at Dec. 31, 2021	(190,442)	308	2,563	(224,097)	690	(58)	0	30,152
Net income (loss)	(161,744)			(161,744)
Other comprehensive income (loss)	(1,082)			22	(1,097)	(7)
Total comprehensive income (loss)	(162,826)			(161,722)	(1,097)	(7)
Share-based payment transactions	2,175		2,175
Employee stock options exercised	5,592	5,447	(2,518)					2,663
Issuance of ordinary shares upon Recapitalization, net of issuance costs	103,963	102,237						1,726
Conversion of Perfect common shares as part of the Recapitalization, including listing expense	423,502	446,217						(22,715)
Reclassification adjustment- Credit risks changes in financial instrument	0			(65)		65
Ending balance at Dec. 31, 2022	181,964	554,209	2,220	(385,884)	(407)	0	0	11,826
Net income (loss)	5,416			5,416
Other comprehensive income (loss)	(120)			(4)	(116)
Total comprehensive income (loss)	5,296			5,412	(116)
Share-based payment transactions	3,210		3,210
Shares repurchased and retired	(51,064)	(76,475)	27,235				(190)	(1,634)
Ending balance at Dec. 31, 2023	$ 139,406	$ 477,734	$ 32,665	$ (380,472)	$ (523)	$ 0	$ (190)	$ 10,192